T. ROWE PRICE Equity Index 500 Portfolio
September 30, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 8.8%
Diversified Telecommunication
Services 0.7%
AT&T  5,290 79
Verizon Communications  3,109 101
180
Entertainment 1.3%
Activision Blizzard  530 49
Electronic Arts  182 22
Live Nation Entertainment (1) 104 9
Netflix (1) 327 123
Take-Two Interactive Software (1) 117 16
Walt Disney (1) 1,353 110
Warner Bros Discovery (1) 1,630 18
347
Interactive Media & Services 5.8%
Alphabet, Class A (1) 4,382 573
Alphabet, Class C (1) 3,728 492
Match Group (1) 203 8
Meta Platforms, Class A (1) 1,642 493
1,566
Media 0.8%
Charter Communications, Class A (1) 76 33
Comcast, Class A  3,043 135
Fox, Class A  184 6
Fox, Class B  103 3
Interpublic Group  283 8
News, Class A  282 6
News, Class B  86 2
Omnicom Group  145 11
Paramount Global, Class B  342 4
208
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (1) 383 54
54
Total Communication Services 2,355
CONSUMER
DISCRETIONARY 10.5%
Automobile Components 0.1%
Aptiv (1) 209 20
BorgWarner  169 7
27
Automobiles 2.2%
Ford Motor  2,894 36
General Motors  1,013 34
Tesla (1) 2,039 510
580
Broadline Retail 3.3%
Amazon.com (1) 6,706 853
eBay  393 17
Shares/Par $ Value
(Cost and value in $000s)
‡
Etsy (1) 91 6
876
Distributors 0.1%
Genuine Parts  103 15
LKQ  198 10
Pool  29 10
35
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A (1) 314 43
Booking Holdings (1) 26 80
Caesars Entertainment (1) 157 7
Carnival (1) 738 10
Chipotle Mexican Grill (1) 20 37
Darden Restaurants  90 13
Domino's Pizza  26 10
Expedia Group (1) 103 11
Hilton Worldwide Holdings  193 29
Las Vegas Sands  242 11
Marriott International, Class A  184 36
McDonald's  539 142
MGM Resorts International  205 7
Norwegian Cruise Line Holdings (1)(2) 303 5
Royal Caribbean Cruises (1) 175 16
Starbucks  847 77
Wynn Resorts  71 7
Yum! Brands  206 26
567
Household Durables 0.3%
DR Horton  225 24
Garmin  114 12
Lennar, Class A  186 21
Mohawk Industries (1) 39 3
NVR (1) 2 12
PulteGroup  160 12
Whirlpool  40 6
90
Leisure Products 0.0%
Hasbro  95 6
6
Specialty Retail 2.0%
AutoZone (1) 13 33
Bath & Body Works  166 6
Best Buy  144 10
CarMax (1) 116 8
Home Depot  743 225
Lowe's  434 90
O'Reilly Automotive (1) 44 40
Ross Stores  252 28
TJX  850 76
Tractor Supply  80 16
Ulta Beauty (1) 36 14
546
Textiles, Apparel & Luxury
Goods 0.4%
NIKE, Class B  906 87

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ralph Lauren  30 3
Tapestry  169 5
VF  237 4
99
Total Consumer Discretionary 2,826
CONSUMER STAPLES 6.5%
Beverages 1.6%
Brown-Forman, Class B  135 8
Coca-Cola  2,877 161
Constellation Brands, Class A  119 30
Keurig Dr Pepper  741 23
Molson Coors Beverage, Class B  137 9
Monster Beverage (1) 547 29
PepsiCo  1,017 172
432
Consumer Staples Distribution &
Retail 1.8%
Costco Wholesale  328 185
Dollar General  162 17
Dollar Tree (1) 155 16
Kroger  486 22
Sysco  375 25
Target  342 38
Walgreens Boots Alliance  525 12
Walmart  1,054 169
484
Food Products 1.0%
Archer-Daniels-Midland  395 30
Bunge  112 12
Campbell Soup  145 6
Conagra Brands  350 10
General Mills  431 27
Hershey  111 22
Hormel Foods  210 8
J M Smucker  77 9
Kellogg  194 11
Kraft Heinz  588 20
Lamb Weston Holdings  107 10
McCormick  184 14
Mondelez International, Class A  1,007 70
Tyson Foods, Class A  210 11
260
Household Products 1.3%
Church & Dwight  182 17
Clorox  91 12
Colgate-Palmolive  609 43
Kimberly-Clark  249 30
Procter & Gamble  1,741 254
356
Personal Care Products 0.2%
Estee Lauder, Class A  171 25
Kenvue  1,269 25
50
Tobacco 0.6%
Altria Group  1,315 55
Shares/Par $ Value
(Cost and value in $000s)
‡
Philip Morris International  1,147 106
161
Total Consumer Staples 1,743
ENERGY 4.6%
Energy Equipment & Services 0.4%
Baker Hughes  744 26
Halliburton  662 27
Schlumberger  1,051 61
114
Oil, Gas & Consumable Fuels 4.2%
APA  224 9
Chevron  1,311 221
ConocoPhillips  886 106
Coterra Energy  560 15
Devon Energy  470 22
Diamondback Energy  131 20
EOG Resources  429 54
EQT  266 11
Exxon Mobil  2,958 348
Hess  204 31
Kinder Morgan  1,428 24
Marathon Oil  441 12
Marathon Petroleum  297 45
Occidental Petroleum  488 32
ONEOK  428 27
Phillips 66  330 40
Pioneer Natural Resources  172 40
Targa Resources  167 14
Valero Energy  261 37
Williams  895 30
1,138
Total Energy 1,252
FINANCIALS 12.6%
Banks 3.0%
Bank of America  5,111 140
Citigroup  1,426 59
Citizens Financial Group  351 9
Comerica  95 4
Fifth Third Bancorp  502 13
Huntington Bancshares  1,054 11
JPMorgan Chase  2,147 311
KeyCorp  680 7
M&T Bank  122 15
PNC Financial Services Group  293 36
Regions Financial  692 12
Truist Financial  980 28
U.S. Bancorp  1,145 38
Wells Fargo  2,705 111
Zions Bancorp  110 4
798
Capital Markets 2.8%
Ameriprise Financial  76 25
Bank of New York Mellon  574 25
BlackRock  104 67
Blackstone  526 56

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Cboe Global Markets  78 12
Charles Schwab  1,100 60
CME Group  265 53
FactSet Research Systems  28 12
Franklin Resources  205 5
Goldman Sachs Group  243 79
Intercontinental Exchange  425 47
Invesco  330 5
MarketAxess Holdings  27 6
Moody's  118 37
Morgan Stanley  945 77
MSCI  58 30
Nasdaq  250 12
Northern Trust  153 11
Raymond James Financial  140 14
S&P Global  240 88
State Street  237 16
T. Rowe Price Group (3) 165 17
754
Consumer Finance 0.4%
American Express  431 64
Capital One Financial  281 27
Discover Financial Services  185 16
Synchrony Financial  305 10
117
Financial Services 4.3%
Berkshire Hathaway, Class B (1) 1,347 472
Fidelity National Information Services  437 24
Fiserv (1) 452 51
FleetCor Technologies (1) 54 14
Global Payments  194 22
Jack Henry & Associates  54 8
Mastercard, Class A  615 243
PayPal Holdings (1) 813 48
Visa, Class A  1,187 273
1,155
Insurance 2.1%
Aflac  399 31
Allstate  193 21
American International Group  525 32
Aon, Class A  150 49
Arch Capital Group (1) 278 22
Arthur J Gallagher  159 36
Assurant  38 5
Brown & Brown  172 12
Chubb  303 63
Cincinnati Financial  116 12
Everest Group  33 12
Globe Life  64 7
Hartford Financial Services Group  226 16
Loews  137 9
Marsh & McLennan  366 70
MetLife  465 29
Principal Financial Group  164 12
Progressive  433 60
Prudential Financial  269 26
Travelers  169 28
Shares/Par $ Value
(Cost and value in $000s)
‡
W R Berkley  148 9
Willis Towers Watson  77 16
577
Total Financials 3,401
HEALTH CARE 13.3%
Biotechnology 2.1%
AbbVie  1,305 195
Amgen  394 106
Biogen (1) 106 27
Gilead Sciences  923 69
Incyte (1) 141 8
Moderna (1) 243 25
Regeneron Pharmaceuticals (1) 79 65
Vertex Pharmaceuticals (1) 191 67
562
Health Care Equipment &
Supplies 2.6%
Abbott Laboratories  1,284 124
Align Technology (1) 52 16
Baxter International  369 14
Becton Dickinson & Company  214 55
Boston Scientific (1) 1,085 57
Cooper  36 12
DENTSPLY SIRONA  155 5
Dexcom (1) 286 27
Edwards Lifesciences (1) 448 31
GE HealthCare Technologies  287 20
Hologic (1) 182 13
IDEXX Laboratories (1) 62 27
Insulet (1) 51 8
Intuitive Surgical (1) 260 76
Medtronic  985 77
ResMed  109 16
STERIS  72 16
Stryker  250 68
Teleflex  34 7
Zimmer Biomet Holdings  154 17
686
Health Care Providers &
Services 3.0%
Cardinal Health  186 16
Cencora  123 22
Centene (1) 399 28
Cigna Group  218 62
CVS Health  951 66
DaVita (1) 41 4
Elevance Health  174 76
HCA Healthcare  149 37
Henry Schein (1) 95 7
Humana  92 45
Laboratory Corp. of America Holdings  65 13
McKesson  99 43
Molina Healthcare (1) 43 14
Quest Diagnostics  82 10
UnitedHealth Group  684 345

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Universal Health Services, Class B  46 6
794
Life Sciences Tools & Services 1.5%
Agilent Technologies  218 24
Bio-Rad Laboratories, Class A (1) 15 5
Bio-Techne  115 8
Charles River Laboratories
International (1) 37 7
Danaher  486 121
Illumina (1) 116 16
IQVIA Holdings (1) 137 27
Mettler-Toledo International (1) 16 18
Revvity  91 10
Thermo Fisher Scientific  285 144
Waters (1) 43 12
West Pharmaceutical Services  54 20
412
Pharmaceuticals 4.1%
Bristol-Myers Squibb  1,546 90
Catalent (1) 134 6
Eli Lilly  589 316
Johnson & Johnson  1,779 277
Merck  1,876 193
Organon  186 3
Pfizer  4,173 139
Viatris  885 9
Zoetis  340 59
1,092
Total Health Care 3,546
INDUSTRIALS & BUSINESS
SERVICES 8.5%
Aerospace & Defense 1.5%
Axon Enterprise (1) 52 10
Boeing (1) 420 81
General Dynamics  167 37
Howmet Aerospace  290 13
Huntington Ingalls Industries  29 6
L3Harris Technologies  139 24
Lockheed Martin  166 68
Northrop Grumman  105 46
RTX  1,076 77
Textron  148 12
TransDigm Group (1) 40 34
408
Air Freight & Logistics 0.6%
CH Robinson Worldwide  85 7
Expeditors International of Washington  110 13
FedEx  172 46
United Parcel Service, Class B  535 83
149
Building Products 0.4%
A.O. Smith  91 6
Allegion  64 7
Carrier Global  617 34
Johnson Controls International  501 26
Masco  164 9
Shares/Par $ Value
(Cost and value in $000s)
‡
Trane Technologies  169 34
116
Commercial Services &
Supplies 0.5%
Cintas  64 31
Copart (1) 640 27
Republic Services  152 22
Rollins  208 8
Waste Management  273 41
129
Construction & Engineering 0.1%
Quanta Services  108 20
20
Electrical Equipment 0.6%
AMETEK  170 25
Eaton  294 63
Emerson Electric  421 41
Generac Holdings (1) 46 5
Rockwell Automation  84 24
158
Ground Transportation 0.8%
CSX  1,477 45
JB Hunt Transport Services  62 12
Norfolk Southern  168 33
Old Dominion Freight Line  66 27
Union Pacific  450 92
209
Industrial Conglomerates 1.0%
3M  408 38
General Electric  806 89
Honeywell International  492 91
Roper Technologies  78 38
256
Machinery 1.8%
Caterpillar  378 103
Cummins  104 24
Deere  201 76
Dover  104 14
Fortive  260 19
IDEX  55 11
Illinois Tool Works  203 47
Ingersoll Rand  297 19
Nordson  39 9
Otis Worldwide  306 24
PACCAR  384 33
Parker-Hannifin  94 37
Pentair  119 8
Snap-on  39 10
Stanley Black & Decker  115 10
Westinghouse Air Brake Technologies  132 14
Xylem  179 16
474
Passenger Airlines 0.2%
Alaska Air Group (1) 92 3
American Airlines Group (1) 470 6

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Delta Air Lines  475 18
Southwest Airlines  434 12
United Airlines Holdings (1) 242 10
49
Professional Services 0.8%
Automatic Data Processing  305 73
Broadridge Financial Solutions  88 16
Ceridian HCM Holding (1) 114 8
Equifax  91 17
Jacobs Solutions  93 13
Leidos Holdings  100 9
Paychex  236 27
Paycom Software  36 9
Robert Half  78 6
Verisk Analytics  107 25
203
Trading Companies &
Distributors 0.2%
Fastenal  422 23
United Rentals  50 22
WW Grainger  33 23
68
Total Industrials & Business Services 2,239
INFORMATION
TECHNOLOGY 27.1%
Communications Equipment 0.9%
Arista Networks (1) 185 34
Cisco Systems  3,012 162
F5 (1) 44 7
Juniper Networks  237 7
Motorola Solutions  123 33
243
Electronic Equipment, Instruments
& Components 0.6%
Amphenol, Class A  443 37
CDW  99 20
Corning  562 17
Keysight Technologies (1) 131 17
TE Connectivity  233 29
Teledyne Technologies (1) 34 14
Trimble (1) 180 10
Zebra Technologies, Class A (1) 38 9
153
IT Services 1.2%
Accenture, Class A  467 143
Akamai Technologies (1) 113 12
Cognizant Technology Solutions,
Class A  373 25
DXC Technology (1) 148 3
EPAM Systems (1) 42 11
Gartner (1) 58 20
International Business Machines  674 95
VeriSign (1) 66 13
322
Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor
Equipment 7.3%
Advanced Micro Devices (1) 1,195 123
Analog Devices  372 65
Applied Materials  622 86
Broadcom  305 253
Enphase Energy (1) 101 12
First Solar (1) 79 13
Intel  3,097 110
KLA  102 47
Lam Research  98 61
Microchip Technology  400 31
Micron Technology  812 55
Monolithic Power Systems  35 16
NVIDIA  1,824 793
NXP Semiconductors  191 38
ON Semiconductor (1) 320 30
Qorvo (1) 73 7
QUALCOMM  825 92
Skyworks Solutions  116 12
SolarEdge Technologies (1) 41 5
Teradyne  114 12
Texas Instruments  671 107
1,968
Software 9.9%
Adobe (1) 337 172
ANSYS (1) 64 19
Autodesk (1) 158 33
Cadence Design Systems (1) 200 47
Fair Isaac (1) 18 16
Fortinet (1) 481 28
Gen Digital  418 7
Intuit  208 106
Microsoft  5,487 1,733
Oracle  1,163 123
Palo Alto Networks (1) 226 53
PTC (1) 88 12
Salesforce (1) 719 146
ServiceNow (1) 151 84
Synopsys (1) 113 52
Tyler Technologies (1) 31 12
2,643
Technology Hardware, Storage &
Peripherals 7.2%
Apple  10,852 1,858
Hewlett Packard Enterprise  963 17
HP  637 16
NetApp  154 12
Seagate Technology Holdings  142 9
Western Digital (1) 234 11
1,923
Total Information Technology 7,252
MATERIALS 2.4%
Chemicals 1.7%
Air Products & Chemicals  164 46
Albemarle  87 15

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Celanese  73 9
CF Industries Holdings  143 12
Corteva  523 27
Dow  518 27
DuPont de Nemours  339 25
Eastman Chemical  87 7
Ecolab  187 32
FMC  92 6
International Flavors & Fragrances  191 13
Linde  361 134
LyondellBasell Industries, Class A  188 18
Mosaic  241 9
PPG Industries  175 23
Sherwin-Williams  174 44
447
Construction Materials 0.1%
Martin Marietta Materials  45 18
Vulcan Materials  98 20
38
Containers & Packaging 0.2%
Amcor  1,076 10
Avery Dennison  60 11
Ball  230 12
International Paper  256 9
Packaging Corp. of America  67 10
Sealed Air  104 3
Westrock  185 7
62
Metals & Mining 0.4%
Freeport-McMoRan  1,056 39
Newmont  585 22
Nucor  183 29
Steel Dynamics  114 12
102
Total Materials 649
REAL ESTATE 2.3%
Health Care Real Estate Investment
Trusts 0.2%
Healthpeak Properties, REIT  395 7
Ventas, REIT  294 13
Welltower, REIT  381 31
51
Hotel & Resort Real Estate
Investment Trusts 0.0%
Host Hotels & Resorts, REIT  517 8
8
Industrial Real Estate Investment
Trusts 0.3%
Prologis, REIT  683 77
77
Office Real Estate Investment
Trusts 0.1%
Alexandria Real Estate Equities, REIT  116 12
Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Properties, REIT  110 6
18
Real Estate Management &
Development 0.1%
CBRE Group, Class A (1) 229 17
CoStar Group (1) 301 23
40
Residential Real Estate Investment
Trusts 0.3%
AvalonBay Communities, REIT  105 18
Camden Property Trust, REIT  77 7
Equity Residential, REIT  255 15
Essex Property Trust, REIT  47 10
Invitation Homes, REIT  424 14
Mid-America Apartment Communities,
REIT  86 11
UDR, REIT  225 8
83
Retail Real Estate Investment
Trusts 0.3%
Federal Realty Investment Trust, REIT  54 5
Kimco Realty, REIT  452 8
Realty Income, REIT  522 26
Regency Centers, REIT  123 7
Simon Property Group, REIT  243 26
72
Specialized Real Estate Investment
Trusts 1.0%
American Tower, REIT  346 57
Crown Castle, REIT  320 29
Digital Realty Trust, REIT  223 27
Equinix, REIT  70 51
Extra Space Storage, REIT  156 19
Iron Mountain, REIT  215 13
Public Storage, REIT  116 31
SBA Communications, REIT  79 16
VICI Properties, REIT  753 22
Weyerhaeuser, REIT  539 16
281
Total Real Estate 630
UTILITIES 2.4%
Electric Utilities 1.6%
Alliant Energy  188 9
American Electric Power  380 29
Constellation Energy  237 26
Duke Energy  567 50
Edison International  280 18
Entergy  158 15
Evergy  167 8
Eversource Energy  258 15
Exelon  733 28
FirstEnergy  386 13
NextEra Energy  1,496 86
NRG Energy  169 6
PG&E (1) 1,540 25
Pinnacle West Capital  82 6

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
PPL  544 13
Southern  807 52
Xcel Energy  410 23
422
Gas Utilities 0.0%
Atmos Energy  110 12
12
Independent Power & Renewable
Electricity Producers 0.0%
AES  493 8
8
Multi-Utilities 0.7%
Ameren  197 15
CenterPoint Energy  460 12
CMS Energy  213 11
Consolidated Edison  255 22
Dominion Energy  617 28
DTE Energy  153 15
NiSource  308 8
Public Service Enterprise Group  366 21
Sempra  463 31
WEC Energy Group  232 19
182
Water Utilities 0.1%
American Water Works  144 18
18
Total Utilities 642
Total Common Stocks (Cost $7,903) 26,535
Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 0.2%
iShares Core S&P 500 ETF  140 60
Total Equity Mutual Funds (Cost $53) 60
SHORT-TERM INVESTMENTS 1.5%
Money Market Funds 1.3%
T. Rowe Price Government Reserve
Fund, 5.40% (3)(4) 345,143 345
345
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 5.248%,
12/14/23 (5) 40,000 40
40
Total Short-Term Investments (Cost
$384) 385
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve
Fund, 5.40% (3)(4) 5,233 5
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 5
Total Securities Lending Collateral
(Cost $5) 5
Total Investments in
Securities 100.7%
(Cost $8,345) $ 26,985
Other Assets Less Liabilities (0.7)% (177)
Net Assets 100.0% $ 26,808
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2023.
(3) Affiliated Companies
(4) Seven-day yield
(5) At September 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 12/23 216 $ (9)
Net payments (receipts) of variation margin to date 8
Variation margin receivable (payable) on open futures contracts $ (1)

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ (1) $ 1
T. Rowe Price Government Reserve Fund, 5.40% — — 8++
Totals $ —# $ (1) $ 9+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Group  $ 18 $ 1 $ 1 $ 17
T. Rowe Price Government Reserve Fund, 5.40% 160  ¤  ¤ 350
Total $ 367^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $362.

T. ROWE PRICE Equity Index 500 Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used

T. ROWE PRICE Equity Index 500 Portfolio

in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E308-054Q3 09/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,535 $ — $ — $ 26,535
Equity Mutual Funds 60 — — 60
Short-Term Investments 345 40 — 385
Securities Lending Collateral 5 — — 5
Total $ 26,945 $ 40 $ — $ 26,985
Liabilities
Futures Contracts* $ 9 $ — $ — $ 9
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.